COLUMBIA FUNDS SERIES TRUST
                                    Columbia Small Cap Growth Fund II
                                               (the "Fund")

                                  Supplement dated October 13, 2006
                to the Statement of Additional Information dated August 1, 2006

     Effective immediately, the Statement of Additional Information for all share classes of the Fund is hereby supplemented as follows:

o The following is added to the table under the heading "Other Accounts Managed by the Portfolio Managers":

---------------------- --------------------------------- ------------------------------ ------------------------------

  Portfolio Manager     Other SEC-registered open-end       Other pooled investment            Other accounts
                             and closed-end funds                  vehicles

---------------------- --------------------------------- ------------------------------ ------------------------------
---------------------- ---------------- ---------------- ------------- ---------------- ------------ -----------------

                           Number                         Number of
                             of                            accounts        Assets        Number of
                          accounts          Assets                                       accounts         Assets
---------------------- ---------------- ---------------- ------------- ---------------- ------------ -----------------
---------------------- ---------------- ---------------- ------------- ---------------- ------------ -----------------
Christian Pineno              4         $104.3 million        3        $125.5 million        7        $36.6 million
---------------------- ---------------- ---------------- ------------- ---------------- ------------ -----------------

           Account information is provided as of September 30, 2006.

o The following is added to the table under the heading "Ownership of Securities":

------------------------------------------------------ -----------------------------------------------------
                                                                Dollar Range of Equity Securities
                  Portfolio Manager                               in the Fund Beneficially Owned

------------------------------------------------------ -----------------------------------------------------
------------------------------------------------------ -----------------------------------------------------
                  Christian Pineno                                       $50,001-$100,00
------------------------------------------------------ -----------------------------------------------------

           Account information is provided as of September 30, 2006.

o The following is added to the table under the heading "Compensation":

    --------------------------- ------------------------------------------- ------------------------------------

        Portfolio Manager                       Peer Group                         Performance Benchmark

    --------------------------- ------------------------------------------- ------------------------------------
    --------------------------- ------------------------------------------- ------------------------------------
         Christian Pineno       Morningstar VIT Small Growth Category       Russell 2000 Growth Total Return
                               Morningstar Small Growth Category Index
    --------------------------- ------------------------------------------- ------------------------------------





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